Schedule of Preferred Shares Activities (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Class of Stock [Line Items]
Number of shares, beginning balance		35,190,468,000	[1]	37,217,774	[1]
Accretions to Preferred Shares redemption value, shares					[1]
Redemption of Preferred Shares		(35,190,468,000)		(2,027,306,000)	[1]
Number of shares, ending balance	455,818,627			35,190,468,000	[1]
Amount, beginning balance		¥ 1,558,881,000		¥ 1,503,139,000
Accretions to Preferred Shares redemption value		762,169,000		188,271,000
Redemption of Preferred Shares		(2,321,050,000)		(132,529,000)
Amount, ending balance				¥ 1,558,881,000
Series Pre A Preferred Shares [Member]
Class of Stock [Line Items]
Number of shares, beginning balance		4,429,111,000		4,429,111
Accretions to Preferred Shares redemption value, shares
Redemption of Preferred Shares		(4,429,111,000)
Number of shares, ending balance				4,429,111,000
Amount, beginning balance		¥ 151,303,000		¥ 121,121
Accretions to Preferred Shares redemption value		149,858,000		30,182,000
Redemption of Preferred Shares		(301,161,000)
Amount, ending balance				¥ 151,303,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares, beginning balance		9,181,406,000		9,181,406
Accretions to Preferred Shares redemption value, shares
Redemption of Preferred Shares		(9,181,406,000)
Number of shares, ending balance				9,181,406,000
Amount, beginning balance		¥ 333,797,000		¥ 270,877,000
Accretions to Preferred Shares redemption value		311,290,000		62,920,000
Redemption of Preferred Shares		(645,087,000)
Amount, ending balance				¥ 333,797,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares, beginning balance		8,033,732,000		8,033,732
Accretions to Preferred Shares redemption value, shares
Redemption of Preferred Shares		(8,033,732,000)
Number of shares, ending balance				8,033,732,000
Amount, beginning balance		¥ 320,036,000		¥ 275,750,000
Accretions to Preferred Shares redemption value		239,317,000		44,286,000
Redemption of Preferred Shares		(559,353,000)
Amount, ending balance				¥ 320,036,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares, beginning balance		1,955,000,000		3,982,306
Accretions to Preferred Shares redemption value, shares
Redemption of Preferred Shares		(1,955,000,000)		(2,027,306,000)
Number of shares, ending balance				1,955,000,000
Amount, beginning balance		¥ 115,356,000		¥ 259,024,000
Accretions to Preferred Shares redemption value		9,144,000		(11,139,000)
Redemption of Preferred Shares		(124,500,000)		(132,529,000)
Amount, ending balance				¥ 115,356,000
Series D1 Preferred Shares [Member]
Class of Stock [Line Items]
Number of shares, beginning balance		399,496,000		399,496
Accretions to Preferred Shares redemption value, shares
Redemption of Preferred Shares		(399,496,000)
Number of shares, ending balance				399,496,000
Amount, beginning balance		¥ 22,639,000		¥ 20,452,000
Accretions to Preferred Shares redemption value		1,853,000		2,187,000
Redemption of Preferred Shares		(24,492,000)
Amount, ending balance				¥ 22,639,000
Series D2 Preferred Shares [Member]
Class of Stock [Line Items]
Number of shares, beginning balance		765,057,000		765,057
Accretions to Preferred Shares redemption value, shares
Redemption of Preferred Shares		(765,057,000)
Number of shares, ending balance				765,057,000
Amount, beginning balance		¥ 39,144,000		¥ 34,992,000
Accretions to Preferred Shares redemption value		3,519,000		4,152,000
Redemption of Preferred Shares		(42,663,000)
Amount, ending balance				¥ 39,144,000
Series D3 Preferred Shares [Member]
Class of Stock [Line Items]
Number of shares, beginning balance		10,426,666,000		10,426,666
Accretions to Preferred Shares redemption value, shares
Redemption of Preferred Shares		(10,426,666,000)
Number of shares, ending balance				10,426,666,000
Amount, beginning balance		¥ 576,606,000		¥ 520,923,000
Accretions to Preferred Shares redemption value		47,188,000		55,683,000
Redemption of Preferred Shares		(623,794,000)
Amount, ending balance				¥ 576,606,000

[1]	Shares authorized, issued and outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).